CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2023
Debt And Derivative Instruments Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES	CONVERTIBLE PROMISSORY NOTES
On November 27, 2023, the Company entered into Securities Purchase Agreements with certain investors, pursuant to which the Company agreed to issue and sell Convertible Promissory Notes (the “Notes”) in the principal amount of $8,000, in the aggregate, at a conversion price of $5.09 per share (subject to adjustment as provided therein), and Warrants to purchase up to an aggregate of 1,571,710 of the Company’s Class A Ordinary Shares at an exercise price of $4.42 per share (subject to adjustment as provided therein). Closing under these Securities Purchase Agreements occurred on December 3, 2023, pursuant to which the above Convertible Promissory Notes and Warrants were issued to the applicable selling shareholders.

In addition, on December 6, 2023, we entered into a subsequent Securities Purchase Agreement dated December 2, 2023, with a certain accredited investor, pursuant to which the Company agreed to issue and sell an additional Convertible Promissory Note in the principal amount of $750 at a conversion price of $5.74 per share (subject to adjustment as provided therein), and an additional Warrant to purchase up to 130,662 Class A Ordinary Shares, at an exercise price of $5.74 per share (subject to adjustment as provided therein). Closing under this Securities Purchase Agreement occurred on December 20, 2023, pursuant to which the above Convertible Promissory Notes and Warrants were issued to the applicable selling shareholder.

Pursuant to the Securities Purchase Agreement, the Notes have a term of five years from the date of issuance, accrue interest at a rate of ten percent per annum (compounding annually) and are convertible into Class A Ordinary Shares at conversion prices of $5.09 and $5.74 per share, respectively. We may not repay any portion of the outstanding principal amount of the Notes (or any interest accrued thereon) prior to the maturity date. The conversion price of Notes is subject to customary adjustments, and the Notes contain customary anti-dilution protections (including in the event of (i) certain equity issuances, or repricing of existing equity instrument by us at a price less than the conversion price then in effect, provided that the conversion price shall in no event be reduced to less than $1.02 and $1.15 per share, respectively; (ii) stock splits and combinations; and (iii) certain dividends or distributions).

The notes will have the repayment accelerated upon an event of default that is not cured. Events of default include (i) a default in any payment of principal, interest or liquidated damages payable under the notes, (ii) if the Company fails to observe or perform any covenants under the note, warrant or the purchase agreement, (iii) if the Company notifies the investor of its inability or intention not to comply with proper notices of conversions of the note, (iv) if the Company fails to timely deliver shares or pay liquidated damage, (v) if the Company fails to reserve a sufficient number of shares to permit the conversion of the note or exercise of the warrant, (vi) if any representation or warranty made by the Company is proven to be incorrect or breached in a material respect, (vii) if the Company or its subsidiaries default on any payment of indebtedness or causes an acceleration of repayment for such indebtedness, (viii) if the Company or a subsidiary files for bankruptcy, whether voluntary or involuntary, (ix) if the Company faces a final judgment or order in excess of $1 million, (x) if the Company fails to delivery un-legended shares within 5 days of an investors lawful request, (xi) if the Company ceases trading on its trading market, (xii) if the Company consummates a going private transaction, (xiii) if the SEC institutes a stop trade order or suspension of the Company’s ordinary shares, (xiv) if the Company or its subsidiaries fail to maintain material intellectual property rights, personal or real property or assets necessary to conduct its business, (xv) if the Depository Trust Company places any restrictions on transactions in the ordinary shares or they are no longer tradeable through the Depository Trust Company Fast Automated Securities Transfer program or (xvi) if the Company experiences a material adverse effect which would reasonably be considered to substantially impair the ability of the Company to satisfy its obligations under the transaction documents. As of December 31, 2023 no event of default as described above has occurred.

The Warrants to purchase up to 1,571,710 Class A Ordinary Shares are exercisable at an exercise price of $4.42 per Class A Ordinary Share (subject to customary adjustments) and will have a term of five years from the date of issuance, which was December 3, 2023. The Warrants to purchase up to 130,662 Class A Ordinary Shares are exercisable at an exercise price of $5.74 per Class A Ordinary Share (subject to customary adjustments) and will have a term of five years from the date of issuance, which was December 20, 2023.
NOTE 15. CONVERTIBLE PROMISSORY NOTES (cont.)

The Company determined that the notes and the warrants are freestanding financial instruments since the instruments are legally detachable and separately exercisable. Then, the Company has evaluated the notes for embedded derivatives required to be bifurcated and concluded that the conversion features and the redemption features should be bifurcated from the debt host since they are not clearly and closely related to debt host, they meet the definition of derivative instruments and no scope exception under ASC 815 is applicable for these features. Thus, the embedded features were bifurcated from the debt host and are accounted for at fair value through earnings. In addition, the Company has concluded that the warrants should be classified as liabilities, measured at fair value through earnings.
As such, the Company allocated the proceeds to the warrants and to the convertible promissory notes based on their respective fair values with the remaining proceeds allocated to the debt host. The debt host is measured at its amortized cost using the effective interest method. As of the dates of the transactions, the cost of the debt host was $589. As of December 31, 2023 the cost of the debt host was $680.